REPORTABLE SEGMENTS (Tables) - Successors [Member]	12 Months Ended
Dec. 31, 2020
Multiemployer Plan [Line Items]
SCHEDULE OF SEGMENT REPORTING, INFORMATION ON REVENUES AND LONG-LIVED ASSETS

Revenue from operations

	Successor (NESR)			Predecessor (NPS)
	Period from	Period from	Period from	Period from
	January 1	January 1	June 7	January 1
	to December 31,	to December 31,	to December 31,	to June 6,
	2020	2019	2018	2018

Reportable Segment:
Production Services	$556,121	$405,654	$215,791	$112,295
Drilling and Evaluation Services	278,025	252,731	132,799	24,732
Total revenue	$834,146	$658,385	$348,590	$137,027

Long-lived assets

	December 31, 2020	December 31, 2019
Reportable Segment:
Production Services	$303,625	$290,765
Drilling and Evaluation Services	124,062	115,241
Total Reportable Segments	427,687	406,006
Unallocated assets	10,056	13,301
Total long-lived assets	$437,743	$419,307

Operating income

	Successor (NESR)			Predecessor (NPS)
	Period from	Period from	Period from	Period from
	January 1	January 1	June 7	January 1
	to December 31,	to December 31,	to December 31,	to June 6,
	2020	2019	2018	2018

Reportable Segment:
Production Services	$74,472	$79,571	$59,007	$25,459
Drilling and Evaluation Services	32,391	29,031	24,931	893
Total Reportable Segments	106,863	108,602	83,938	26,352
Unallocated expenses	(39,331)	(36,788)	(30,585)	(13,546)
Total operating income	$67,532	$71,814	$53,353	$12,806

SCHEDULE OF REVENUE FROM EXTERNAL CUSTOMERS AND LONG-LIVED ASSETS, BY GEOGRAPHICAL AREAS

Revenue by geographic area

	Successor (NESR)			Predecessor (NPS)
	Period from	Period from	Period from	Period from
	January 1	January 1	June 7	January 1
	to December 31,	to December 31,	to December 31,	to June 6,
	2020	2019	2018	2018

Geographic area:
MENA	$823,247	$647,434	$345,047	$134,479
Rest of World	10,899	10,951	3,543	2,548
Total revenue	$834,146	$658,385	$348,590	$137,027

Long-lived assets by geographic area

	December 31, 2020	December 31, 2019
Geographic area:
MENA	$429,283	$409,139
Rest of World	8,460	10,168
Total long-lived assets	$437,743	$419,307